FAIR VALUE (Details 2) (USD $)	3 Months Ended				6 Months Ended	12 Months Ended
	Apr. 30, 2012	Jan. 31, 2012	Apr. 30, 2011	Jan. 31, 2011	Apr. 30, 2012	Oct. 31, 2011	Oct. 31, 2010
Embedded Derivative Liability [Member]
Beginning balance	$ 741,496	$ 741,496	$ 229,625	$ 81,028	$ 741,496	$ 81,028	$ 1,086,514
Issuances	0	306,568	697,736	200,569	0	3,505,605	522,530
Note Conversions and Payoffs		(670,755)		0		(683,977)	(825,682)
Change in fair value	(438,054)	159,657	918,870	(51,972)	(438,054)	(1,766,161)	(702,334)
Note Conversions	(165,693)		0		(165,693)	(190,449)	0
Note Payoffs	0		(5,904)		0
Closing Balance	137,749	741,496	1,840,327	229,625	137,749	741,496	81,028
Common Stock Warrant Liability [Member]
Beginning balance	5,527,591	6,391,071	8,520,828	13,006,194	6,391,071	13,006,194	11,961,734
Issuances	0	0	3,111,758	600,407		5,065,326	8,579,900
Note Conversions and Payoffs		59,572		(1,295,884)		(3,826,409)	(7,792,198)
Change in fair value	(2,302,707)	(923,052)	4,915,676	(3,789,889)		(7,955,907)	256,758
Note Conversions	0		(639,960)			101,867	0
Note Payoffs	(134,796)		0
Closing Balance	$ 3,090,088	$ 5,527,591	$ 15,908,302	$ 8,520,828	$ 3,090,088	$ 6,391,071	$ 13,006,194